Revenues (Details) - Schedule of Revenue Recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total Revenues	$ 162,133	$ 162,192	$ 471,261	$ 492,224
Total Revenues [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	126,573	125,652	364,503	380,085
Total revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	35,560	36,540	106,758	112,139
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	113,270	112,133	323,353	340,927
Products [Member] | Total Revenues [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	113,270	112,133	323,353	340,927
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	48,863	50,059	147,908	151,297
Services [Member] | Total Revenues [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	13,303	13,519	41,150	39,158
Services [Member] | Total revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 35,560	$ 36,540	$ 106,758	$ 112,139